Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries	The financial information of the consolidated trusts and asset-backed securities (“ABS”) were also included in the following table, as the consolidated VIE companies are considered the primary beneficiary of these trusts and ABS plans:

	As of December 31,
	2023	2024
	(RMB in thousands)
Consolidating Schedule of Financial Position
ASSETS
Cash and cash equivalents	1,834,738	1,670,835
Restricted cash	916,015	1,141,723
Restricted term deposit and short-term investments	149,678	79,760
Financing receivables, net	3,990,083	4,530,170
Amounts due from Group companies (1)	201,390	109,196
Deposits to insurance companies and guarantee companies	2,605,464	2,347,124
Contract assets and receivables, net	5,586,257	4,790,945
Property, equipment and software, net	351,688	522,718
Land use rights, net and right of use assets	955,250	901,443
Long‑term investments	239,244	239,244
Other assets	3,119,999	2,794,112
TOTAL ASSETS	19,949,806	19,127,270
LIABILITIES
Amounts due to Group companies (1)	6,546,526	6,672,028
Borrowings	842,158	916,305
Funding debts	3,938,996	3,951,665
Deferred guarantee income	1,215,490	786,793
Contingent guarantee liabilities	1,232,002	876,614
Other liabilities	3,641,027	3,048,229
TOTAL LIABILITIES	17,416,199	16,251,634
Total equity attributable to owners of the company	2,533,607	2,875,636
TOTAL SHAREHOLDERS’ EQUITY	2,533,607	2,875,636
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	19,949,806	19,127,270

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Condensed Consolidating Schedule of Results of Operations
Operating revenue:
Third-party revenues	9,297,734	11,264,532	10,958,115
Inter-group revenues (2)	329	186,968	196,310
Total Operating revenue	9,298,063	11,451,500	11,154,425
Operating cost:
Third-party costs	(6,484,657)	(7,354,363)	(7,314,444)
Inter-group costs(2)	(36)	(27)	(188)
Total operating cost	(6,484,693)	(7,354,390)	(7,314,632)
Gross profit	2,813,370	4,097,110	3,839,793
Operating expense:
Third-party expenses	(1,764,902)	(1,766,810)	(1,799,169)
Inter-group expenses(2)	(1,629,811)	(1,544,632)	(1,108,919)
Total operating expenses	(3,394,713)	(3,311,442)	(2,908,088)
Others	617,568	(448,109)	(556,017)
Income before income tax	36,225	337,559	375,688
Income tax expenses	(13,950)	(100,292)	(93,803)
Net income	22,275	237,267	281,885
Less: net income attributable to non-controlling interests	6,177	—	—
Net income attributable to ordinary shareholders of the Company	16,098	237,267	281,885

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Net cash provided by operating activities	495,448	1,443,381	207,079
Net cash provided by transactions with external parties(7)	2,022,256	2,922,935	1,555,165
Net cash used in transactions with inter-group entities for technical service charges and others (3)	(1,526,808)	(1,479,554)	(1,348,086)
Net cash (used in)/provided by investing activities	(2,062,379)	1,337,528	(799,910)
Net cash (used in)/provided by transactions with external parties	(2,586,207)	1,387,854	(837,194)
Net cash (used in)/provided by funds to Group companies (4)	(61,831)	(50,326)	37,284
Transfer of Shenzhen Lexin Financing Guarantee Co., Ltd from VIE to subsidiary (5)	585,659	—	—
Net cash provided by/(used in) financing activities	3,794	(2,022,654)	654,636
Net cash provided by/(used in) transactions with external parties(7)	1,511,250	(2,272,659)	91,129
Net cash (used in)/provided by funds from Group companies (6)	(1,507,456)	250,005	563,507
Net (decrease)/increase in cash, cash equivalents and restricted cash	(1,563,137)	758,255	61,805
Cash, cash equivalents and restricted cash at beginning of the year	3,555,635	1,992,498	2,750,753
Cash, cash equivalents and restricted cash at end of the year	1,992,498	2,750,753	2,812,558

(1)
The amounts due from Group companies represent the funds provided by the consolidated VIEs to WFOEs, and the operating receivables resulting from the provision of goods and services to WFOEs;
The amounts due to Group companies represent the funds provided by group companies to the consolidated VIEs, and the operating payables resulting from the technical service fees charged by WFOEs.
(2)
The inter-group revenues and inter-group costs and expenses recognized by the consolidated VIEs were related to the goods and services between the consolidated VIEs and WFOEs;
The inter-group expenses incurred by the consolidated VIEs represent the technical service fees charged by WFOEs.
(3)
For the years ended December 31, 2022, 2023 and 2024, cash paid by the VIEs to WFOEs for technical service fees were RMB1,540 million, RMB1,647 million and RMB1,611 million, respectively. Cash received by the VIEs to WFOEs for the provision of goods and services were RMB13.0 million, RMB168 million and RMB263 million, respectively.
(4)
Net cash (used in)/provided by funds to Group companies represent the funds provided by the consolidated VIEs to WFOEs, and the collections from the WFOEs for the funds previously provided by the consolidated VIEs. The funds provided to/repayments received from Group companies are presented on a net basis in investing activities.
(5)
In 2022, the consolidated VIE, Shenzhen Fenqile Network Technology Co., Ltd., transferred all its equity interest in Shenzhen Lexin Financing Guarantee Co., Ltd to primary beneficiary of the VIEs, Shenzhen Lexin Software Technology Co., Ltd. The total consideration for the transfer of equity shares is RMB586 million.
(6)
Net cash (used in)/provided by funds from Group companies represent the funds provided by WFOEs to the consolidated VIEs. The funds received from/repayments made to Group companies are presented on a net basis in financing activities.
(7)
Starting from 2024, the Company reclassed net cash received and paid on behalf of third-party sellers from “Net cash provided by operating activities” to “Net cash (used in)/provided by financing activities”. Net cash inflows amounting to RMB41.6 million and net cash outflows amounting to RMB30.5 million for The VIEs and the VIEs’ subsidiaries for the years ended December 31, 2022 and 2023, respectively, have been reclassified to conform to the current period presentation.

Schedule of Obligations Associated with Deferred Guarantee Income

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024
		(RMB in thousands)
Opening balances	419,843	894,858	1,538,385
Fair value of deferred guarantee income at inception of new loans	1,928,195	3,162,811	2,100,541
Release of deferred guarantee income	(1,453,180)	(2,519,284)	(2,663,824)
Ending balances	894,858	1,538,385	975,102

Schedule of Obligations Associated with Contingent Guarantee Liabilities

The following table sets forth the activities of the Group’s obligations associated with the contingent guarantee liabilities for the year ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024
		(RMB in thousands)
Opening balances	928,840	882,107	1,808,540
Provision for contingent liabilities of guarantee	1,468,265	3,203,123	3,655,548
Net cash payout	(1,514,998)	(2,276,690)	(4,385,088)
Ending balances	882,107	1,808,540	1,079,000

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Sources

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Installment e-commerce platform service income
Installment e-commerce platform service income	1,997,838	1,585,625	1,236,679
Other services	58,227	164,884	85,608
Total installment e-commerce platform service income	2,056,065	1,750,509	1,322,287
Credit facilitation service income
Loan facilitation and matching servicing fees-credit oriented	1,404,507	4,178,477	5,201,429
Post-origination servicing fees-credit oriented	1,082,020	823,404	1,124,495
Total credit facilitation service income	2,486,527	5,001,881	6,325,924
Tech-empowerment service income
Loan facilitation and matching servicing fees performance based	935,234	702,774	695,872
Post-origination servicing fees- performance based	427,404	280,574	197,561
Referral service fee*	252,460	349,927	603,361
Other services**	230,845	307,178	384,582
Total tech-empowerment service income	1,845,943	1,640,453	1,881,376
Loan facilitation and servicing fees-credit oriented and performance based	3,849,165	5,985,229	7,219,357
Total operating revenue within the scope of ASC 606	6,388,535	8,392,843	9,529,587

* Among the referral services, revenues generated from the referral of loans to other platforms, are recognized as loan facilitation and matching servicing fees-volume based amounting to RMB252 million, RMB350 million and RMB267 million for the years ended December 31, 2022, 2023 and 2024, respectively.

** Revenue from subscription services (previously referred to as membership services) of RMB82.3 million and RMB133 million for prior years of 2022 and 2023, respectively, were included in “Other services” under “Tech-empowerment service income”.

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Revenues recognized at point-in-time	4,796,855	7,155,654	7,876,188
Revenues recognized over time	1,591,680	1,237,189	1,653,399
Total operating revenue within scope of ASC 606	6,388,535	8,392,843	9,529,587

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 ‑ 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 ‑ 10 years

Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases - ASC 842

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

For the Year ended December 31, 2024
RMB in thousands
2025	40,625
2026	24,461
2027	392
Total future lease payments	65,478
Impact of discounting remaining lease payments	(2,971)
Total lease liabilities	62,507
- Short-term portion	39,723
- Long-term portion	22,784

Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows:

For the Year ended December 31, 2024
RMB in thousands
Cash payments for operating leases	44,106
Right-of-use assets obtained in exchange for operating lease liabilities	13,286

Inventory Supplier | Supplier Concentration Risk
Schedule of Concentration Risk	Two and one suppliers accounted for more than 10% of the Group’s accounts payable as of December 31, 2023 and 2024, respectively, as follows:

	As of December 31,
	2023	2024
Inventory supplier A	13.9%	*
Inventory supplier B	12.6%	*
Inventory supplier C	*	11.0%

* Less than 10%.

Long Term Funding Debt | Lender Concentration Risk
Schedule of Concentration Risk	Institutional Funding Partners accounted for more than 10% of the Group’s funding debts as of December 31, 2023 and 2024 respectively as follows:

	As of December 31,
	2023	2024
Institutional Funding Partner A	33.9%	49.9%
Institutional Funding Partner B	36.3%	12.3%

Deposits to Insurance and Guarantee Companies | Deposits Concentration Risk
Schedule of Concentration Risk	There were three and two guarantee companies accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies as of December 31, 2023 and 2024, respectively.

	As of December 31,
	2023	2024
Guarantee Company A	17.1%	20.4%
Guarantee Company B	11.3%	12.1%
Guarantee Company C	11.2%	*

* Less than 10%.